Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Cash flows from operating activities:
Net income/(loss)	$ (44,261,261)	(274,623,421)	(168,205,494)	471,278
Adjustments to reconcile net income to net cash provided by operating activities:
Foreign exchange losses	125,590	779,233	555,495	28,060
Impairment of goodwill (note 7)	890,342	5,524,213
Charges related to property and equipment and intangible assets			1,917,000	2,237,567
Allowance for doubtful accounts	2,537,015	15,741,163	2,741,279	1,177,740
Loss/(gain) on disposal of property and equipment	(1,734)	(10,761)	(35,096)	535
Depreciation of property and equipment (note 5)	6,664,790	41,352,354	33,177,649	26,934,818
Amortization of intangible assets (note 7)	1,397,314	8,669,777	3,964,862	1,056,197
Share-based compensation expense (note 11)	15,742,399	97,675,291	63,338,088	29,948,523
Net loss on equity method investments (note 6)	2,906,777	18,035,390		3,502,359
Share of net loss/(income) in non-consolidated affiliates (note 6)	552,198	3,426,169	(4,243,438)	1,042,467
Fair value changes of contingent consideration	(15,627)	(96,960)	1,062,426
Deferred income tax expense/(benefit)	2,724,596	16,905,027	28,651,891	(33,478,109)
Changes in operating assets and liabilities, net of acquisitions:
Accounts receivable, net	(2,583,080)	(16,026,976)	(42,770,214)	(45,799,032)
Prepaid expenses, advances to suppliers and other current assets	(12,242,127)	(75,957,501)	(35,058,887)	(33,883,417)
Other non-current assets	1,139,395	7,069,491	(21,046,406)	(8,094,599)
Amounts due from related parties	2,277,299	14,129,730	(42,504,637)	(12,006,302)
Accounts payable	17,709,784	109,882,124	57,085,449	56,298,057
Income taxes payable	(3,768,391)	(23,381,358)	7,961,821	7,661,917
Amounts due to related parties	4,980,193	30,900,107	7,375,647	87,010,064
Deferred revenue	4,246,159	26,345,716	11,001,127	5,332,897
Advances and deposits from customers	11,642,142	72,234,827	27,883,144	(8,165,245)
eCoupon program virtual cash liability	4,287,737	26,603,693	60,261,071	27,903,205
Accrued expenses and other current liabilities	4,223,718	26,206,494	59,524,584	25,144,598
Other liabilities	(129)	(799)	(1,000,000)
Net cash provided by operating activities	21,175,099	131,383,023	51,637,361	134,323,578
Cash flows from investing activities:
Purchases of property and equipment	(9,439,583)	(58,568,835)	(47,055,763)	(52,732,287)
Investment in non-consolidated affiliates	(12,164,224)	(75,474,147)	(5,928,000)	(30,242,154)
Purchase of domain names				(2,847,650)
Acquisition of businesses, net of cash acquired (note 3)	(3,067,351)	(19,031,687)	(18,300,000)	(6,000,000)
Proceeds from disposal of investment in non-consolidated affiliates				3,500,000
Proceeds from disposal of property and equipment	8,172	50,701	115,644	292,244
Proceeds from cash dividend of non-consolidated affiliates			707,179
Proceeds received from maturity of short-term investments	292,930,861	1,817,518,823	1,741,502,010	2,008,056,429
Increase in restricted cash	(3,303,452)	(20,496,600)	(42,040,000)
Purchases of short-term investments	(264,054,581)	(1,638,353,054)	(1,645,800,264)	(2,155,747,177)
Net cash provided by (used in) investing activities	909,842	5,645,201	(16,799,194)	(235,720,595)
Cash flows from financing activities:
Repurchase of ordinary shares	(3,249,785)	(20,163,619)		(12,750,725)
Exercise of share options	3,509,009	21,771,996	23,612,020	14,032,122
Settlement of payable to former shareholder			(1,974,010)
Net cash provided by financing activities	259,224	1,608,377	21,638,010	1,281,397
Effect of foreign exchange rate changes on cash	(130,158)	(807,577)	(555,495)	(420,362)
Net increase (decrease) in cash and cash equivalents	22,214,007	137,829,024	55,920,682	(100,535,982)
Cash and cash equivalents at beginning of year	59,159,469	367,060,844	311,140,162	411,676,144
Cash and cash equivalents at end of year	81,373,476	504,889,868	367,060,844	311,140,162
Supplemental disclosures of cash flow information:
Cash paid for income taxes	3,806,576	23,618,281	22,866,590	9,887,389
Noncash accrual for purchases of equipment and software	502,650	3,118,740	2,891,531	2,691,831
Accrued purchase consideration	1,274,414	7,907,229	8,083,545	13,300,000
Contingent consideration for acquisition of businesses				6,900,334
Accrued investment in non-consolidated affiliates	$ 9,370,789	58,142,000	4,856,000	7,140,000